                         SUPPLEMENT DATED JUNE 27, 2005
                                       TO
                          PROSPECTUS DATED MAY 1, 2005
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
              PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates certain information in the prospectus dated May 1,2005 for Preference Plus Select individual deferred variable annuity contracts.

1. On page 9, insert the following new sentence as the sixth sentence in footnote 7 to the Table of Expenses:

        The Fixed Account is not available with a Deferred Annuity issued in New York State and, when available, Washington State with the Guaranteed Withdrawal Benefit.

2. On page 13, delete footnote 18 to the Table of Expenses and substitute the following:

        BlackRock Money Market Portfolio is only available in the C Class Deferred Annuity purchased after April 30, 2003, a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit and the optional Guaranteed Withdrawal Benefit, and a Deferred Annuity issued in Washington State with the optional Guaranteed Minimum Income Benefit and, when available, the optional Guaranteed Withdrawal Benefit.

3.      Delete the examples on pages 15-18 and substitute the following:

        EXAMPLES

        The examples are intended to help you compare the cost of investing in the Deferred Annuity with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and Portfolio fees and expenses (described in the third table).

        EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

        Assumptions:

        .       reimbursement and/or waiver of expenses was not in effect;
        .       there was no allocation to the Fixed Account or Enhanced Dollar
                Cost Averaging Program;
        .       you bear the minimum or maximum fees and expenses of any of the
                Portfolios;
        .       a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);

        .       you select the B Class;
        .       the underlying Portfolio earns a 5% annual return;
        .       you select the Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit;
        .       you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
        .       you select the Earnings Preservation Benefit; and
        .       you fully surrender your Contract, with applicable withdrawal charges deducted.

                ----------------------------------------------------------------
                                          1 Year    3 Years   5 Years   10 Years
                ----------------------------------------------------------------
                Maximum                   $1,114     $1,802    $2,680     $5,118
                ----------------------------------------------------------------
                Minimum                   $1,029     $1,553    $2,274     $4,370
                ----------------------------------------------------------------

        EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

        Assumptions:
        .       reimbursement and/or waiver of expenses was not in effect;
        .       there was no allocation to the Fixed Account or Enhanced Dollar
                Cost Averaging Program;
        .       you bear the minimum or maximum fees and expenses of any of the
                Portfolios;
        .       a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
        .       you select the B Class;
        .       the underlying Portfolio earns a 5% annual return;
        .       you select the Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit;
        .       you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
        .       you select the Earnings Preservation Benefit: and
        .       you do not surrender your Contract or you elect to annuitize
                (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                ----------------------------------------------------------------
                                          1 Year    3 Years  5 Years    10 Years
                ----------------------------------------------------------------
                Maximum                     $414     $1,262    $2,320     $5,118
                ----------------------------------------------------------------
                Minimum                     $329     $1,013    $1,914     $4,370
                ----------------------------------------------------------------

        EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.

        Assumptions:
        .       reimbursement and/or waiver of expenses was not in effect;
        .       there was no allocation to the Fixed Account;
        .       you bear the minimum or maximum fees and expenses of any of the
                Portfolios;
        .       a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
        .       you select the Bonus Class;
        .       the underlying Portfolio earns a 5% annual return;
        .       you select the Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit;
        .       you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
        .       you select the Earnings Preservation Benefit; and you fully surrender your Contract, with applicable withdrawal charges deducted.

                ----------------------------------------------------------------
                                         1 Year     3 Years   5 Years   10 Years
                ----------------------------------------------------------------
                Maximum                   $1,355     $2,116    $3,084     $5,532
                ----------------------------------------------------------------
                Minimum                   $1,271     $1,865    $2,676     $4,793
                ----------------------------------------------------------------

        EXAMPLE 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

        Assumptions:
        .       reimbursement and/or waiver of expenses was not in effect;
        .       there was no allocation to the Fixed Account;
        .       you bear the minimum or maximum fees and expenses of any of the
                Portfolios;
        .       a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
        .       you select the Bonus Class;
        .       the underlying Portfolio earns a 5% annual return;
        .       you select the Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit;
        .       you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
        .       you select the Earnings Preservation Benefit; and
        .       you do not surrender your Contract or you elect to annuitize
                (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                ----------------------------------------------------------------
                                          1 Year    3 Years   5 Years   10 Years
                ----------------------------------------------------------------
                Maximum                     $451     $1,392    $2,539     $5,532
                ----------------------------------------------------------------
                Minimum                     $367     $1,141    $2,131     $4,793
                ----------------------------------------------------------------

        EXAMPLE 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

        Assumptions:
        .       reimbursement and/or waiver of expenses was not in effect;
        .       you bear the minimum or maximum fees and expenses of any of the
                Portfolios;
        .       a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
        .       you select the C Class;
        .       the underlying Portfolio earns a 5% annual return;
        .       you select the Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit;
        .       you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
        .       you select the Earnings Preservation Benefit; and
        .       you surrender your Contract (although no withdrawal charges apply to the C Class, the annual contract fee is deducted when the Deferred Annuity is surrendered regardless of the amount of the total Account Balance).

                ----------------------------------------------------------------
                                          1 Year    3 Years   5 Years   10 Years
                ----------------------------------------------------------------
                Maximum                     $450     $1,359    $2,474     $5,385
                ----------------------------------------------------------------
                Minimum                     $366     $1,113    $2,075     $4,663
                ----------------------------------------------------------------

        EXAMPLE 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

        Assumptions:
        .       reimbursement and/or waiver of expenses was not in effect;
        .       you bear the minimum or maximum fees and expenses of any of the
                Portfolios;
        .       a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
        .       you select the C Class;
        .       the underlying Portfolio earns a 5% annual return;
        .       you select the Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit;
        .       you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
        .       you select the Earnings Preservation Benefit; and

        . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges apply to the C Class).

                ----------------------------------------------------------------
                                          1 Year    3 Years   5 Years   10 Years
                ----------------------------------------------------------------
                Maximum                     $446     $1,355    $2,470     $5,385
                ----------------------------------------------------------------
                Minimum                     $362     $1,108    $2,071     $4,663
                ----------------------------------------------------------------

        EXAMPLE 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

        Assumptions:

        .       reimbursement and/or waiver of expenses was not in effect;
        .       there was no allocation to the Fixed Account or the Enhanced
                Dollar Cost Averaging Program;
        .       you bear the minimum or maximum fees and expenses of any of the
                Portfolios;
        .       a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
        .       you select the L Class;
        .       the underlying Portfolio earns a 5% annual return;
        .       you select the Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit;
        .       you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
        .       you select the Earnings Preservation Benefit; and
        .       you fully surrender your Contract with applicable withdrawal charges deducted.

                ----------------------------------------------------------------
                                          1 Year    3 Years   5 Years   10 Years
                ----------------------------------------------------------------
                Maximum                   $1,136     $1,766    $2,401     $5,262
                ----------------------------------------------------------------
                Minimum                   $1,051     $1,518    $1,999     $4,528
                ----------------------------------------------------------------

        EXAMPLE 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

        Assumptions:

        .       reimbursement and/or waiver of expenses was not in effect;
        .       there was no allocation to the Fixed Account or the Enhanced
                Dollar Cost Averaging Program;
        .       you bear the minimum or maximum fees and expenses of any of the
                Portfolios;
        .       a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);

        .       you select the L Class;
        .       the underlying Portfolio earns a 5% annual return;
        .       you select the Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit;
        .       you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
        .       you select the Earnings Preservation Benefit; and
        .       you do not surrender your Contract or you elect to annuitize
                (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                ----------------------------------------------------------------
                                          1 Year    3 Years   5 Years   10 Years
                ----------------------------------------------------------------
                Maximum                     $431     $1,312    $2,401     $5,262
                ----------------------------------------------------------------
                Minimum                     $347     $1,064    $1,999     $4,528
                ----------------------------------------------------------------

4. On page 34, in the "Deferred Annuity" section, in the carry-over paragraph at the top of the page, delete the second sentence and insert the following:

        Some features are not available with the Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State or Washington State, regardless of the class of the Deferred Annuity purchased. Some features are not available with the Deferred Annuity with the optional Guaranteed Withdrawal Benefit issued in New York State and, when available, with the optional Guaranteed Withdrawal Benefit issued in Washington State, regardless of the class of the Deferred Annuity purchased.

5. On page 39, in "Your Investment Choices" section, third paragraph, delete the third sentence and substitute the following:

        The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit and the optional Guaranteed Withdrawal Benefit and a Deferred Annuity issued in Washington State with the optional Guaranteed Minimum Income Benefit and, when available, the optional Guaranteed Withdrawal Benefit.

6. On pages 41-42, in the "Automated Investment Strategies and Enhanced Dollar Cost Averaging Program" section, first paragraph, delete the fourth sentence and substitute the following:

        The Equity Generator/sm/ and the Allocator/sm/ are not available in the C Class Deferred Annuity purchased after April 30,2003, the Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit and the optional Guaranteed Withdrawal Benefit, the Deferred Annuity issued in Washington State with the optional Guaranteed Minimum Income Benefit and, when available, the optional Guaranteed Withdrawal Benefit or if you purchase Version III of the Guaranteed Minimum Income Benefit.

7. On page 44, in the "Index Selector" section, first paragraph, delete the second sentence and substitute the following:

        Based on the model you choose, your entire Account Balance is divided among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the BlackRock Money Market investment division in lieu of the Fixed Account for the C Class Deferred Annuities, Deferred Annuities issued in the New York State with either the optional Guaranteed Minimum Income Benefit or the optional Guaranteed Withdrawal Benefit or Deferred Annuities issued in Washington State with the optional Guaranteed Minimum Income Benefit or the optional Guaranteed Withdrawal Benefit).

8. On Page 45, delete the parenthetical language in the Equity Generator and Allocator sections of the chart and substitute the following:

        (but not available with the optional Guaranteed Minimum Income Benefit or optional Guaranteed Withdrawal Benefit in New York State, the optional Guaranteed Minimum Income Benefit or, when available, the optional Guaranteed Withdrawal Benefit in Washington State, or with Version III of the optional Guaranteed Minimum Income Benefit)

9. On pages 49-50, in the "Transfer Privilege" section, last paragraph at the bottom of page 49 which continues on the top of page 50, delete the first sentence and substitute the following:

        We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003, the Deferred Annuity with the optional Guaranteed Minimum Income Benefit or optional Guaranteed Withdrawal Benefit issued in the New York State or the Deferred Annuity with the optional Guaranteed Minimum Income Benefit or, when available, the optional Guaranteed Withdrawal Benefit issued in Washington State or Version III of the Guaranteed Minimum Income Benefit if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Annuity balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000.00).

10. On page 57, in the "When No Withdrawal Charge Applies" section, delete the eighth bullet point and substitute the following:

        During the first Contract Year, if you are in the Systematic Withdrawal Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

11. On page 71, in the second full paragraph, delete the second parenthetical and substitute the following:

        (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State with this optional benefit and a Deferred Annuity issued in Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Classes Deferred Annuity.)

12. On page 75, in the second full paragraph, delete the second parenthetical and substitute the following:

        (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State with this optional benefit, and a Deferred Annuity issued in Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

13. On page 81, at the end of the first paragraph add the following sentence:

        We are waiving this right with respect to contract owners who purchased this optional benefit on or after May 1, 2005, and will permit those contract owners to exercise the Optional Reset feature even if this benefit is no longer offered for this class of the Deferred Annuity.

14. On page 88, in the "Guaranteed Withdrawal Benefit" section, second full paragraph, delete the last two sentences in the paragraph and substitute the following:

        (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State with this optional benefit or when available, a Deferred Annuity issued in Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

                   THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE

        200 Park Avenue                                Telephone: (800) 638-7732
        New York, New York 10166

                         SUPPLEMENT DATED JUNE 27, 2005
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
              PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates certain information contained in the Statement of Additional Information dated May 1, 2005 for Preference Plus Select (R) Variable Annuity Contracts.

On page 2 delete the "Distribution Of Certificates And Interests In The Deferred Annuities" section and substitute the following:

DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES

     MetLife is both the depositor and the underwriter (issuer) of the annuities.

     The certificates and interests in the Deferred Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife and individuals who are licensed life insurance sales representatives of our affiliates. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Our affiliates include registered broker-dealers. They also are sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

     The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 7.15% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 5.36% of the amount applied to provide the payments.

     We also make payments to our licensed sales representatives, affiliated broker-dealers and other broker-dealers based upon the total Account Balances of the Deferred Annuities assigned to the sales representative and broker-dealer. Under this compensation program, our payments range up to 1% of the total Account Balances of the Deferred Annuities, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative and broker-dealer for servicing the Deferred Annuities.

     Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.

     The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.

     We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

     MetLife paid no commissions to unaffiliated broker-dealers in 2004.

     The offering of all Deferred Annuities is continuous. Contract owners under Deferred Annuities may not be offered all funding choices. Each Contract will indicate those investment choices available under the Deferred Annuity.

                                WITHDRAWAL CHARGE

     The total amount of withdrawal charges paid and retained by MetLife for the years ended December 31, 2002, 2003 and 2004 were $301,339.86, $2,054,116.17 and
$6,019,855.80, respectively.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

200 PARK AVENUE
NEW YORK, NEW YORK 10166                               TELEPHONE: (800) 638-7732